SoFi 50 ETF

SCHEDULE OF INVESTMENTS at November 30, 2021 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Aerospace & Defense - 1.8%
The Boeing Co. (1)	2,739	$541,911

Airlines - 3.0%
American Airlines Group, Inc. (1)	15,661	277,043
Delta Air Lines, Inc. (1)	12,219	442,328
Southwest Airlines Co. (1)(2)	4,110	182,484
		901,855
Apparel - 0.6%
Nike, Inc. - Class B (2)	955	161,624

Auto Manufacturers - 11.8%
Ford Motor Co.	36,594	702,239
NIO, Inc. - Class A - ADR (1)	30,054	1,176,013
Tesla, Inc. (1)(2)	1,449	1,658,757
		3,537,009
Beverages - 0.7%
The Coca-Cola Co.	4,157	218,035

Biotechnology - 2.8%
Moderna, Inc. (1)	2,378	838,079

Commercial Services - 3.7%
PayPal Holdings, Inc. (1)	1,656	306,178
Square, Inc. - Class A (1)(2)	3,903	813,112
		1,119,290
Computers - 6.0%
Apple, Inc.	10,910	1,803,423

Diversified Financial Services - 3.2%
Coinbase Global, Inc. - Class A (1)	3,075	968,625

Entertainment - 4.5%
AMC Entertainment Holdings, Inc. (1)	39,487	1,340,189

Food - 0.4%
Beyond Meat, Inc. (1)(2)	1,547	108,692

Insurance - 1.6%
Berkshire Hathaway, Inc. - Class B (1)	1,720	475,907

Internet - 19.5%
Airbnb, Inc. - Class A (1)(2)	3,504	604,580
Alibaba Group Holding Ltd. - ADR (1)	3,908	498,387
Alphabet, Inc. - Class A (1)	332	942,200
Amazon.com, Inc. (1)	472	1,655,337
Meta Platforms, Inc. - Class A (1)	2,304	747,556
Netflix, Inc. (1)	662	424,938
Shopify, Inc. - Class A (1)	505	768,504
Uber Technologies, Inc. (1)	5,073	192,774
		5,834,276
Leisure Time - 1.8%
Carnival Corp. (1)(2)	19,250	339,185
Virgin Galactic Holdings, Inc. - Class A (1)	12,143	194,288
		533,473
Media - 3.1%
The Walt Disney Co. (1)	6,490	940,401

Miscellaneous Manufacturers - 0.5%
General Electric Co.	1,431	135,931

Oil & Gas - 1.0%
Exxon Mobil Corp.	4,860	290,822

Pharmaceuticals - 5.0%
Aurora Cannabis, Inc. (1)(2)	28,564	183,381
Canopy Growth Corp. (1)(2)	5,760	61,689
Johnson & Johnson	1,390	216,743
Pfizer, Inc.	8,476	455,415
Sundial Growers, Inc. (1)(2)	371,124	230,765
Tilray, Inc. (1)(2)	26,731	270,518
Zomedica Corp. (1)	203,823	80,653
		1,499,164
Retail - 8.5%
Costco Wholesale Corp.	919	495,690
GameStop Corp. (1)	6,895	1,352,868
Starbucks Corp.	2,350	257,654
Target Corp.	922	224,820
Walmart, Inc. (2)	1,555	218,680
		2,549,712
Semiconductors - 8.6%
Advanced Micro Devices, Inc. (1)	5,927	938,659
NVIDIA Corp. (2)	5,041	1,647,197
		2,585,856
Software - 9.6%
BlackBerry Ltd. (1)(2)	31,323	298,195
Microsoft Corp.	4,446	1,469,803
Palantir Technologies, Inc. - Class A (1)	44,800	925,120
Zoom Video Communications, Inc. - Class A (1)	844	178,430
		2,871,548
Telecommunications - 2.1%
AT&T, Inc.	18,017	411,328
Nokia Oyj - ADR (1)	36,762	205,867
		617,195
Total Common Stocks
(Cost $30,032,448)		29,873,017

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 0.026% (3)	35,616	35,616
Total Short-Term Investments
(Cost $35,616)		35,616

Investments Purchased With Collateral From Securities Lending - 20.0%
Mount Vernon Liquid Assets Portfolio, LLC, 0.100% (3)	5,985,801	5,985,801
Total Investments Purchased With Collateral From Securities Lending
(Cost $5,985,801)		5,985,801

Total Investments in Securities - 119.9%
(Cost $36,053,865)		35,894,434
Other Liabilities in Excess of Assets - (19.9)%		(5,973,392)
Total Net Assets - 100.0%		$29,921,042

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of November 30, 2021. Total loaned securities had a value of $5,663,161 or 18.93% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	The rate shown is the annualized seven-day effective yield as of November 30, 2021.

Summary of Fair Value Exposure at November 30, 2021 (Unaudited)

The SoFi Social 50 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$29,873,017	$–	$–	$29,873,017
Short-Term Investments	–	35,616	–	–	35,616
Investments Purchased With Collateral From Securities Lending (2)	5,985,801	–	–	–	5,985,801
Total Investments in Securities	$5,985,801	$29,908,633	$–	$–	$35,894,434

(1) See Schedule of Investment for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.